BUSINESS DESCRIPTION	12 Months Ended
Mar. 31, 2020
BUSINESS DESCRIPTION
BUSINESS DESCRIPTION

Note 1– BUSINESS DESCRIPTION

Organization and description of business

Hexindai Inc. is a limited company incorporated under the laws of the Cayman Islands on April 25, 2016. Hexindai Inc., its subsidiaries, its consolidated variable interest entities ("VIEs") and subsidiaries of the VIEs (the “Company”), operates an online Peer to Peer ("P2P") marketplace business and micro-lending business in the People's Republic of China (the "PRC"). In May 2020, the Company expanded its consumer lending platform to incorporate mobile e-commerce, collaborates with merchant brands both online and offline to offer high-quality and affordable branded products through its social e-commerce mobile platform and facilitates loans to meet the needs of under-served  borrowers through its online consumer financing marketplace.

As of March 31, 2020, the Company’s principal subsidiaries and consolidated VIEs are as follows:

	Date of
	incorporation /	Place of	Percentage of
	acquisition	incorporation	legal ownership	Principal activities
Wholly owned subsidiaries
Hexindai Hong Kong Limited ("HK Hexindai")	May 17, 2016	Hong Kong	100%	Investment holding
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE")	August 8, 2016	PRC	100%	Provision of consultancy and information technology ("IT") support

Tianjin Haohongyuan Technology Co., Ltd ("Tianjin Haohongyuan")	May 25, 2018	PRC	100%	Provision of consultancy and IT support

HX Asia Investment Limited	June 25, 2018	BVI	100%	Investment holding

HX China Investment Limited	January 16, 2019	BVI	100%	Investment holding

VIEs

Hexin E-Commerce Co., Ltd ("Hexin E-Commerce")	March 7, 2014	PRC	Consolidated VIE	Service for online marketplace connecting borrowers and investors
Wusu Hexin Yongheng Trading Co., Ltd ("Wusu Company)*	August 28, 2017	PRC	Consolidated VIE	Trading branded products and product promotion
Hexin Digital Technology Co., Ltd.("Hexin Digital ")	August 1, 2019	PRC	Consolidated VIE	Provision of consultancy and IT support

Hexin E-Commerce's subsidiaries

Tianjin Qinghe E-Commerce Co., Ltd ("Tianjin Qinhe")	July 14, 2017	PRC	Consolidated VIE	Provision of consultancy and IT support
Tianjin Bozhishuntai Technology Co., Ltd ("Tianjin BZ")	October 27, 2017	PRC	Consolidated VIE	Provision of consultancy and IT support
Beijing Bozhi shuntai Technology Co., Ltd ("Beijing BZ")	May 21, 2019	PRC	Consolidated VIE	Provision of consultancy and IT support

Trust 1	December 26,2018	PRC	Consolidated Trust	Host of beneficial right asset

*     Previously named as Wusu Hexin Internet Small Loan Co., Ltd, in which Hexin E-commerce contributed RMB 470 million (US$66.4 million) to Wusu Company with its own funds.

Initial Public Offering

In November 2017, the Company completed an IPO with new issuance of 5,036,950 American depositary shares (“ADS”) at US$10.00 per ADS for total offering size of approximately US$50.4 million before deducting commissions and expenses. The net proceeds from the IPO was approximately US$43.3 million, net of offering costs of $7.1 million. Each ADS represents one ordinary share of the Company. The ADSs began trading on the NASDAQ Global Market on November 3, 2017 under the ticker symbol "HX".

Recent developments

In response to changes in the PRC's regulatory environment on online lending information intermediaries, the Company ceased to offer new loans for online investors’ subscription since November 2019. Investors previously invested in the Company’s investment programs will receive repayment of principal when the respective underlying loans become due.  The Company is  in the process of applying for an online microcredit company license in the PRC. However, there is no assurance that the Company’s license application will be approved in light of the evolving regulatory environment associated with in the marketplace lending industry.

As of the date of this annual report, the Company has  not been subject to any material fines or other penalties under any PRC laws or regulations, including those governing the marketplace lending industry. However, the growth in the popularity of the marketplace lending industry increases the likelihood that the PRC government will seek to further regulate this industry. Management of the Company is unable to predict with certainty the impact, if any, of future laws or regulations governing the marketplace lending industry will have on our business, financial condition and results of operations. In May 2020, to further diversify the Company's business, the Company launched a social e-commerce mobile platform offering high-quality and affordable branded products.

In December 2019, a novel strain of coronavirus (“COVID-19”) surfaced. COVID-19 has spread rapidly to many parts of the PRC and other parts of the world in the first quarter of 2020, which has caused significant volatility in the PRC and international markets. The extent of the impact of COVID-19 on the marketplace lending industry and the Company’s financial results for fiscal year 2021 will be dependent on the length and severity of the crisis and the risk of potential resurgence of the crisis, future government actions in response to the crisis and the overall impact of the COVID-19 pandemic on the PRC economy and capital markets, among many other factors, all of which remain highly uncertain and unpredictable.

Uncertainties resulted from changes in the regulatory environment associated with the marketplace lending industry and COVID-19 will have a material adverse effect on the Company’s results of operations, cash flows and liquidity in fiscal year 2021. Management is currently assessing the related financial impact including the risk of potential impairment of the Company’s tangible and intangible assets.